Loss Before Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Profit Loss [Abstract]
Summary of Other Income
a.
Other income

	For the year ended December 31
	2020	2021	2022
ADS issuance contribution	$587,736	$1,076,189	$—
Government grants for research and development expenditures	165,699	—	248,613
Government subsidies	134,611	31,112	29,147
Interest income	—	—	94,248
Others	—	771	14,130
	$888,046	$1,108,072	$386,138

Schedule of Other Gains and Losses
b.
Other gains and losses

	For the year ended December 31
	2020	2021	2022
Net foreign exchange (losses) gains	$(210,647)	$512,450	$(85,869)
Gain on disposal of property, plant and equipment	968	—	1,172
Net gain on fair value changes of financial assets and liabilities at fair value through profit or loss (Note 13)	78,038	594,046	133,139
Other income (expenses)	2,342	14	(78,025)
	$(129,299)	$1,106,510	$(29,583)

Summary of Finance costs
c.
Finance costs

	For the year ended December 31
	2020	2021	2022
Interest on government loans	$431,143	$443,216	$431,052
Interest on other long-term borrowing	342,540	1,191,381	3,224,369
Interest on loans from shareholders	327,324	154,773	—
Interest on loans from related parties	105,899	50,074	—
Interest on lease liabilities	40,425	21,510	12,544
Others	—	—	7,724
	$1,247,331	$1,860,954	$3,675,689

Schedule of Depreciation and Amortization
d.
Depreciation and amortization

	For the year ended December 31
	2020	2021	2022
Right-of-use assets	$265,316	$264,804	$308,682
Property, plant and equipment	29,757	14,856	18,950
Computer software	2,685	2,564	4,120
	$297,758	$282,224	$331,752

Schedule of Employee Benefits Expense
e.
Employee benefits expense

	For the year ended December 31
	2020	2021	2022
Short-term benefits	$4,539,663	$6,940,900	$8,423,133
Post-employment benefits	200,045	257,128	355,434
Share-based payments (Note 19)
Equity-settled	132,200	2,428,128	2,443,894
Cash-settled	213,636	(234,761)	(467,134)
Total employee benefits expense	$5,085,544	$9,391,395	$10,755,327
Employee benefits expense by function
General and administrative expenses	$3,856,753	$5,718,646	$5,643,217
Research and development expenses	1,228,791	3,672,749	5,112,110
	$5,085,544	$9,391,395	$10,755,327